Long-Term Bank Loans - Summary of Repayment Schedule Of Long-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 3,614		¥ 3,883
Less: Portion classified as current liabilities	(441)	$ (64)	(410)
Long-term bank loans	3,173	$ 462	3,473
Less than 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	441		410
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	417		423
Between 2 and 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	1,173		1,175
Over 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 1,583		¥ 1,875